Lease - Summary of Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in measurement of lease liabilities	$ 2,778
Noncash operating lease liabilities arising from obtaining operating right-of-use assets	$ 10,876